Asset Acquisition	3 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Asset Acquisition [Text Block]

3. Asset Acquisition

Effective March 17, 2025 the Company closed the acquisition of Zunz S.A. with an unrelated party. In consideration, the Company paid $25 million cash up front and will pay the remaining purchase price of $31 million over six months.  The consideration paid also includes transaction costs of $692 and cash advanced by the Company after January 28, 2025. During the period ended June 30, 2025, the Company made three instalment payments on the acquisition loan payable and at June 30, 2025, $15.5 million remained outstanding (March 31, 2025 - $31 million).

The Company determined that this transaction is an asset acquisition as the assets acquired did not constitute a business as defined by ASC 805. The following table summarizes the consideration transferred, the estimated fair value of the identifiable assets acquired, and liabilities assumed as the date of the acquisition:

March 31, 2025

Cash paid	$25,000
Acquisition loan payable	31,000
Cash advance	7,260
Acquisition costs	692
Total consideration	63,952

Land	$952
Equipment	44
Building and leasehold	57,070
Power purchase agreement guarantee	3,314
VAT receivables	3,126
Other	52
Total assets	$64,558
Deferred tax liability	(606)
Net assets acquired	$63,952